long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		$ 1,837	$ 1,661
Total		32,781	30,566
Composite long-term debt
Long-term debt maturities
Total		20,610
Total	[1]	9,263
Total		29,873
Canadian Dollars
Long-term debt maturities
Total		14,612
Total	[1]	6,686
Total		21,298
Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		13,069
Future cash outflows in respect of associated interest and like carrying costs	[1]	6,300
Undiscounted contractual maturities		19,369
Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		1,543
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	[1]	386
Undiscounted contractual maturities - Finance leases		1,929
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		5,542
Future cash outflows in respect of associated interest and like carrying costs	[1]	2,504
Undiscounted contractual maturities		8,046
U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		91
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	[1]	17
Undiscounted contractual maturities - Finance leases		108
U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(4,244)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	[1]	(2,336)
Undiscounted contractual maturities - Derivative Liabilities, Receive		(6,580)
U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		4,417
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	[1]	2,350
Undiscounted contractual maturities - Derivative Liabilities, Pay		6,767
U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total		5,806
Total	[1]	2,535
Total		8,341
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		192
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	[1]	42
Undiscounted contractual maturities - Finance leases		234
First year
Long-term debt maturities
Total		4,997	4,699
First year | Composite long-term debt
Long-term debt maturities
Total		1,470
First year | Canadian Dollars
Long-term debt maturities
Total		584
First year | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		188
First year | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		396
First year | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		803
First year | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		25
First year | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(759)
First year | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		771
First year | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total		840
First year | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		46
2 years hence
Long-term debt maturities
Total		2,651	2,181
2 years hence | Composite long-term debt
Long-term debt maturities
Total		1,894
2 years hence | Canadian Dollars
Long-term debt maturities
Total		1,522
2 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		1,263
2 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		259
2 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		314
2 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		23
2 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(28)
2 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		28
2 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total		337
2 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		35
3 years hence
Long-term debt maturities
Total		1,395	2,456
3 years hence | Composite long-term debt
Long-term debt maturities
Total		746
3 years hence | Canadian Dollars
Long-term debt maturities
Total		664
3 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		530
3 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		134
3 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		33
3 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		19
3 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(28)
3 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		28
3 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total		52
3 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		30
4 years hence
Long-term debt maturities
Total		1,906	1,214
4 years hence | Composite long-term debt
Long-term debt maturities
Total		1,299
4 years hence | Canadian Dollars
Long-term debt maturities
Total		1,234
4 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		1,115
4 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		119
4 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		33
4 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		9
4 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(28)
4 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		28
4 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total		42
4 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		23
5 years hence
Long-term debt maturities
Total		3,072	1,756
5 years hence | Composite long-term debt
Long-term debt maturities
Total		2,543
5 years hence | Canadian Dollars
Long-term debt maturities
Total		1,109
5 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		1,016
5 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		93
5 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		1,366
5 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		6
5 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(408)
5 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		457
5 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total		1,421
5 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		13
5 years hence to 10 years
Long-term debt maturities
Total		8,444	7,769
5 years hence to 10 years | Composite long-term debt
Long-term debt maturities
Total		6,556
5 years hence to 10 years | Canadian Dollars
Long-term debt maturities
Total		5,056
5 years hence to 10 years | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		4,789
5 years hence to 10 years | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		267
5 years hence to 10 years | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		1,401
5 years hence to 10 years | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		9
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(1,401)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		1,459
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total		1,468
5 years hence to 10 years | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		32
Thereafter
Long-term debt maturities
Total		10,316	$ 10,491
Thereafter | Composite long-term debt
Long-term debt maturities
Total		6,102
Thereafter | Canadian Dollars
Long-term debt maturities
Total		4,443
Thereafter | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		4,168
Thereafter | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		275
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments		1,592
Thereafter | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(1,592)
Thereafter | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		1,646
Thereafter | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total		1,646
Thereafter | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases		$ 13

[1]	Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at December 31, 2020.